PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PREPARATION - MEASUREMENT OF LEASE LIABILITIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Of which are: Current lease liabilities	¥ 15,198
Of which are: Non-current lease liabilities	177,674
Total lease liabilities	¥ 192,872
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Operating lease commitments disclosed as at 31 December 2018		¥ 352,794
Discounted using the lessee's incremental borrowing rate of at the date of initial application		200,867
(Less): short-term leases and low-value leases recognised on a straight-line basis as expense		(2,303)
Of which are: Current lease liabilities		13,894
Of which are: Non-current lease liabilities		184,670
Total lease liabilities		¥ 198,564